WARRANT LIBILITY (Details) (Warrant, USD $)	0 Months Ended	6 Months Ended	12 Months Ended
	Sep. 16, 2013 item	Jun. 30, 2014	Dec. 31, 2013
Warrant
Assumptions to estimate the fair value of warrants
Number of shares that can be purchased on exercise of warrants	10,500,000
Number of shares that can be purchased on exercise of warrants as a percentage of shares issued in public offering	35.00%
Number of ordinary shares per ADS	6.04
Aggregate American Depository Shares (ADS)	5,250,000
Exercise price (in dollars per share)	$ 3.02
Number of ways to settlement	3
Number
Outstanding at the end of the period		10,500,000	10,500,000
Weighted Average Exercise Price
Outstanding at the end of the period		$ 3.02	$ 3.02
Weighted Average Remaining Contractual Life
Outstanding at the end of the period		3 years 2 months 12 days	3 years 8 months 12 days